Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

($000s)	December 31, 2018	December 31, 2017
Cash	$33,893	$46,051
Cash equivalents	17,812	1,398
Cash and cash equivalents	$51,705	$47,449